EQUITYBASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
EQUITY BASED COMPENSATION
Schedule of equity option activity and related information

	For the three months ended March 31, 2017
		Weighted-average
	Equity Options	Exercise Price
Beginning balance	620,721	$16.50
Granted	418,184	20.00
Ending balance	1,038,905	$17.91

	December 31, 2016		December 31, 2015
		Weighted		Weighted
	Unit	Average		Average
	Options	Exercise Price	Options	Exercise Price
Beginning balance	973,410	$16.16	1,262,220	$16.34
Granted	204,245	16.17	—	—
Cancelled	(556,934)	15.79	(288,810)	16.93
Ending balance	620,721	$16.50	973,410	$16.16

Schedule of assumptions used in determining the fair value of certain equity options

$20.00 Strike
Underlying Equity	$20.00
Strike Price	$20.00
Dividend Yield (%)	0.0%
Risk free rate (%)	1.64% - 1.99%
Volatility (%)	46.6% - 46.7%
Expected Term (Years)	4-6

	$14.33 Strike	$20.61 Strike
Underlying Equity	$6.08	$6.08
Strike Price	$14.33	$20.61
Dividend Yield (%)	—%	—%
Risk free rate (%)	0.86%	0.86%
Volatility (%)	63.0%	63.0%
Expected Term (Years)	5	5

Schedule of fully vested equity options

	December 31, 2016		December 31, 2015
		Weighted		Weighted
	Vested	Average	Vested	Average
	Units	Exercise Price	Units	Exercise Price
Beginning balance	905,698	$16.30	852,736	$17.19
Vested	229,747	15.96	257,973	14.69
Cancelled	(514,724)	15.91	(205,011)	17.99
Ending balance	620,721	$16.50	905,698	$16.30

Summary of activity related to the Company's Phantom Awards

	For the year ended
	December 31,
	2016	2015
Beginning balance	1,289,472	995,991
Granted	158,031	524,554
Cancelled	(19,920)	(231,073)
Ending balance	1,427,583	1,289,472